LONG-TERM INVESTMENT (Tables)	6 Months Ended
Jun. 30, 2026
Long-term Investment
Schedule of changes in long-term investment

Investments accounted for using the equity method
$US
Balance as of December 31, 2024	2,747,493
Income from equity method investments	3,409,385
Dividends distribution	(2,591,873)
Foreign currency translation	141,075
Balance as of December 31, 2025	3,706,080
Income from equity method investments	1,475,335
Dividends distribution	(3,485,424)
Foreign currency translation	90,712
Balance as of June 30, 2026 (Unaudited)	1,786,703